Cover Page	Jan. 08, 2023
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Jan. 08, 2023
Entity Registrant Name	ADVANCED MICRO DEVICES, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-07882
Entity Tax Identification Number	94-1692300
Entity Address, Address Line One	2485 Augustine Drive
Entity Address, City or Town	Santa Clara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95054
City Area Code	408
Local Phone Number	749-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	AMD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000002488
Amendment Flag	true
Amendment Description	On January 11, 2023, Advanced Micro Devices, Inc. (“AMD”) filed a Current Report on Form 8-K disclosing that Mr. Devinder Kumar would retire as Chief Financial Officer and Treasurer on January 23, 2023. AMD is filing this Current Report on Form 8-K/A to report that AMD entered into a Retirement Transition Agreement and General Release with Mr. Kumar on February 15, 2023 (the “Retirement Agreement”) in order to ensure a smooth transition and to recognize Mr. Kumar’s significant contributions over his long tenure with AMD. Mr. Kumar will remain with AMD as an Executive Vice President and employee through April 14, 2023 and will continue to receive his current base salary and employee benefits.